Schedule of Investments (unaudited) September 30, 2023	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Consumer Discretionary — 0.1%
YMCA of Greater New York, 2.30%, 08/01/26	$1,000	$898,288

Education — 0.1%
Rensselaer Polytechnic Institute, Series 2018, 5.25%, 09/01/48	1,910	1,619,089

Financial Services — 0.3%
Community Preservation Corp., Series 2020, Class C, 2.87%, 02/01/30	3,830	3,183,984

Total Corporate Bonds — 0.5% (Cost: $6,740,000)		5,701,361

Municipal Bonds

Illinois — 0.1%

County/City/Special District/School District — 0.1%
Chicago Board of Education, GO, BAB, 6.14%, 12/01/39	615	552,613

New York — 81.2%

Corporate — 2.2%
Build NYC Resource Corp., Refunding RB(a)
AMT, 4.50%, 01/01/25	155	155,158
AMT, 5.00%, 01/01/35	100	100,596
New York Liberty Development Corp., RB, 5.50%, 10/01/37	4,780	5,129,222
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	14,365	15,612,528
New York State Energy Research & Development
Authority, Refunding RB, Series C, 4.00%, 04/01/34	650	612,882
New York Transportation Development Corp., ARB,
AMT, 5.00%, 01/01/33	1,000	999,475
New York Transportation Development Corp., RB,
AMT, 5.00%, 10/01/35	3,245	3,213,702

		25,823,563

County/City/Special District/School District — 15.4%
Battery Park City Authority, Refunding RB
Series B, 5.00%, 11/01/38	3,750	3,924,049
Series B, 5.00%, 11/01/39	2,850	2,973,687
Series B, 5.00%, 11/01/40	8,500	8,847,165
City of New York, GO
Series A, 5.00%, 08/01/40	3,400	3,546,948
Series A, 5.00%, 08/01/42	2,000	2,071,018
Series B, 5.25%, 10/01/43	1,500	1,575,857
Series B-1, 5.00%, 10/01/43	3,000	3,064,002
Series D, 5.38%, 06/01/32	15	15,016
Series D, 5.00%, 12/01/43	1,010	1,033,524
Series D-1, 5.00%, 03/01/43	2,000	2,037,472
Series D-1, 5.50%, 05/01/44	2,500	2,667,942
Series E-1, 5.00%, 03/01/40	6,000	6,137,814
Series I, 5.00%, 03/01/36	1,750	1,756,293
Sub-Series E1, 5.25%, 04/01/47	5,000	5,217,490
Sub-Series E-1, 4.00%, 04/01/45	2,425	2,153,218
City of New York, Refunding GO, Series C-3, 2.46%, 08/01/33	2,145	1,648,786
County of Nassau New York, GO
Series A, 4.00%, 04/01/39	1,000	933,596
Series B, (AGM), 5.00%, 07/01/42	4,190	4,340,526

Security	Par (000)	Value

County/City/Special District/School District (continued)
County of Nassau New York, GO (continued)
Series B, (AGM), 5.00%, 07/01/45	$4,960	$5,041,076
County of Nassau New York, Refunding GO
Series A, (AGM), 5.00%, 04/01/46	1,000	1,017,364
Series B, 5.00%, 04/01/41	1,250	1,318,701
Series B, 5.00%, 04/01/42	1,500	1,575,879
Series B, (AGM), 5.00%, 04/01/44	3,425	3,507,816
Hudson Yards Infrastructure Corp., Refunding RB
Series 2022, 4.00%, 02/15/40	1,000	933,008
Series 2022, 4.00%, 02/15/42	2,660	2,442,665
Series A, 4.00%, 02/15/38	2,000	1,895,090
Series A, 5.00%, 02/15/42	3,510	3,572,134
Nassau County Interim Finance Authority, Refunding RB
Series A, 5.00%, 11/15/34	5,030	5,543,161
Series B, 1.28%, 11/15/28	3,750	3,100,489
New York City Industrial Development Agency, RB(b)
(AGC), 0.00%, 03/01/41	4,155	1,649,290
(AGC), 0.00%, 03/01/42	5,500	2,046,748
(AGC), 0.00%, 03/01/43	2,000	698,364
(AGC), 0.00%, 03/01/45	2,450	753,142
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, 5.00%, 08/01/40	5,000	5,117,130
Series E-1, 4.00%, 02/01/46	1,910	1,660,516
Series F1, 5.00%, 05/01/38	3,450	3,524,882
Sub-Series B-1, 5.00%, 11/01/35	200	201,323
Sub-Series B-1, 5.00%, 11/01/36	680	676,628
Sub-Series B-1, 4.00%, 11/01/45	10,000	8,845,050
Series A, Subordinate, 5.00%, 05/01/44	4,000	4,111,628
Series A, Subordinate, 5.00%, 05/01/45	2,700	2,768,091
Series A, Subordinate, 5.00%, 05/01/46	4,000	4,089,916
Series C-1, Subordinate, 4.00%, 02/01/42	6,000	5,330,088
Series C-3, Subordinate, 5.00%, 05/01/40	15,000	15,333,765
New York Convention Center Development Corp., RB, CAB, Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/55(b)	5,500	935,204
New York Convention Center Development Corp., Refunding RB 5.00%, 11/15/35	3,500	3,541,835
5.00%, 11/15/40	7,690	7,714,916
5.00%, 11/15/45	8,490	8,496,351
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(a)	5,320	4,877,541
Series A, 2.75%, 11/15/41	17,000	12,156,972
New York State Dormitory Authority, Refunding RB, Series B, 5.00%, 08/15/27(c)	5	5,276

		178,426,442

Education — 11.2%
Albany Capital Resource Corp., Refunding RB 4.00%, 07/01/41	1,650	990,510
4.00%, 07/01/51	1,705	866,513
Amherst Development Corp., Refunding RB 5.00%, 10/01/43	85	82,503
5.00%, 10/01/48	1,040	989,912
Buffalo & Erie County Industrial Land Development Corp., Refunding RB
Series A, 4.50%, 06/01/27	820	800,677
Series A, 5.00%, 06/01/35	655	643,031

1

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Build NYC Resource Corp., RB(a) 5.00%, 02/01/33	$745	$669,447
5.63%, 02/01/39	1,285	1,136,644
5.75%, 06/01/42	500	482,914
5.75%, 02/01/49	1,145	966,813
5.75%, 06/01/62	1,475	1,392,733
Series A, 4.88%, 05/01/31	640	601,913
Series A, 5.13%, 05/01/38	140	124,750
Series A, 5.50%, 05/01/48	2,175	1,937,346
Build NYC Resource Corp., Refunding RB 5.00%, 08/01/33	275	277,285
5.00%, 06/01/35	250	253,098
5.00%, 08/01/35	740	741,023
5.00%, 06/01/40	310	311,512
5.00%, 08/01/47	725	682,836
5.00%, 11/01/47	2,900	2,929,206
Series A, 5.00%, 06/01/43	325	325,870
County of Cattaraugus New York, RB 5.00%, 05/01/34	130	130,059
5.00%, 05/01/39	225	215,551
Dobbs Ferry Local Development Corp., RB, 5.00%, 07/01/39	1,000	1,003,272
Dutchess County Local Development Corp., RB 5.00%, 07/01/43	955	966,638
5.00%, 07/01/48	1,435	1,445,961
5.00%, 07/01/52	2,500	2,530,370
Dutchess County Local Development Corp., Refunding RB 5.00%, 07/01/42	1,980	2,022,861
5.00%, 07/01/45	8,710	8,972,093
Hempstead Town Local Development Corp., Refunding RB 5.00%, 10/01/34	570	573,136
5.00%, 10/01/35	265	266,217
5.00%, 07/01/47	2,165	2,179,031
Monroe County Industrial Development Corp., Refunding RB
Series A, 5.00%, 07/01/36	1,000	1,034,241
Series A, 5.00%, 07/01/37	500	514,811
Series A, 4.00%, 07/01/50	5,000	4,334,310
Series C, 5.05%, 07/01/28	1,000	985,599
Series C, 4.00%, 07/01/37	1,765	1,686,336
New York State Dormitory Authority, RB 5.00%, 07/01/26	1,015	1,015,750
4.00%, 07/01/46	2,450	2,120,034
5.00%, 07/01/48	735	745,089
5.00%, 07/01/49	6,380	6,466,283
Series 1, (BHAC-CR AMBAC), 5.50%, 07/01/31	475	520,631
Series 1, (AMBAC), 5.50%, 07/01/40	500	556,187
Series A, 5.25%, 07/01/24(c)	250	252,724
Series A, 5.50%, 07/01/24(c)	2,500	2,531,785
Series A, 5.00%, 07/01/43	8,065	8,173,192
Series A, 4.00%, 07/01/44	2,010	1,775,889
New York State Dormitory Authority, Refunding RB 1.64%, 07/01/26	2,000	1,815,972
2.26%, 07/01/30	4,000	3,290,696
3.78%, 07/01/34	2,100	1,816,660
(AGM-SAW), 5.00%, 10/01/37	1,875	1,979,788
(AGM-SAW), 5.00%, 10/01/38	1,000	1,047,029
5.00%, 07/01/44	5,000	4,877,130

Security	Par (000)	Value

Education (continued)
New York State Dormitory Authority, Refunding RB (continued)
Series A, 5.00%, 07/01/24(c)	$1,000	$1,009,082
Series A, 2.58%, 07/01/33	2,190	1,703,838
Series A, 5.00%, 07/01/36	1,850	1,905,330
Series A, 5.00%, 07/01/37	350	351,330
Series A, 5.00%, 07/01/38	1,005	1,026,056
Series A, 5.00%, 07/01/41	500	504,122
Series A, 5.00%, 07/01/42	1,585	1,604,207
Series A, 5.00%, 07/01/43	1,000	985,951
Series A, 4.00%, 07/01/46	10,180	8,917,314
Series A, 5.00%, 07/01/46	675	634,622
Series A, 4.00%, 07/01/47	1,250	1,003,575
Series A, 5.00%, 07/01/51	3,000	3,051,021
Series B, 5.00%, 10/01/38	10,000	10,401,300
Series C, 4.00%, 07/01/49	2,500	2,176,892
Onondaga County Trust for Cultural Resources, Refunding RB 5.00%, 05/01/40	135	136,788
4.00%, 12/01/41	3,760	3,571,545
4.00%, 12/01/47	3,000	2,661,540
Orange County Funding Corp., Refunding RB
Series A, 5.00%, 07/01/37	360	349,250
Series A, 5.00%, 07/01/42	220	208,067
Schenectady County Capital Resource Corp., Refunding RB 5.00%, 07/01/32	335	359,799
5.25%, 07/01/52	285	291,273
Troy Capital Resource Corp., Refunding RB 4.00%, 08/01/35	1,110	1,031,069
4.00%, 09/01/40	160	136,285
Trust for Cultural Resources of The City of New York, Refunding RB, Series A, 5.00%, 07/01/37	885	890,460

		129,962,577

Health — 1.9%
Buffalo & Erie County Industrial Land Development Corp., RB, 5.25%, 07/01/35	665	571,818
Build NYC Resource Corp., Refunding RB, 5.00%, 07/01/24(c)	1,100	1,109,990
Dutchess County Local Development Corp., RB,
Series A, 5.00%, 07/01/24(c)	750	756,812
Genesee County Funding Corp., Refunding RB, Series A, 5.25%, 12/01/52	4,345	4,087,168
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	525	377,755
Monroe County Industrial Development Corp., RB 5.00%, 12/01/29	660	669,184
4.00%, 12/01/41	100	81,161
Series A, 5.00%, 12/01/37	370	364,534
New York State Dormitory Authority, Refunding RB 5.00%, 05/01/38	1,705	1,739,593
4.00%, 07/01/38	110	79,355
4.00%, 07/01/39	140	99,412
4.00%, 07/01/40	325	227,277
5.00%, 07/01/41	450	351,000
4.00%, 07/01/45	460	312,800
5.00%, 05/01/52	4,000	4,020,732
Series A, 5.00%, 05/01/43	1,570	1,575,550

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
Southold Local Development Corp., RB, 4.00%, 12/01/45	$1,900	$1,353,645
Suffolk County Economic Development Corp., RB,
Series C, 5.00%, 07/01/32	285	286,723
Tompkins County Development Corp., Refunding RB, 5.00%, 07/01/44	1,145	1,016,816
Westchester County Healthcare Corp., Refunding RB, Series B, Senior Lien, 6.00%, 11/01/30	105	105,046
Westchester County Local Development Corp., Refunding RB 5.00%, 11/01/34	500	479,168
5.00%, 07/01/41(a)	1,150	945,017
5.00%, 07/01/56(a)	1,270	927,364

		21,537,920

Housing — 5.2%
New York City Housing Development Corp., RB, M/F Housing 4.15%, 11/01/46	2,805	2,372,640
Class F-1, 4.75%, 11/01/47	1,500	1,394,338
Series K, 3.85%, 11/01/38	4,000	3,443,048
Series K, 4.00%, 11/01/48	2,925	2,335,323
Class F-1, Sustainability Bonds, 4.60%, 11/01/42	2,000	1,868,980
New York City Housing Development Corp., Refunding RB 3.76%, 01/01/29	3,000	2,724,312
4.25%, 11/01/43	580	513,462
New York City Housing Development Corp., Refunding RB, M/F Housing, Series D, 4.10%, 11/01/38	2,500	2,076,500
New York State Housing Finance Agency, RB, M/F Housing
Series C, (SONYMA), 3.25%, 05/01/27	5,000	4,644,210
Series C, (FHLMC, FNMA, GNMA, SONYMA), 2.75%, 11/01/31	1,000	875,697
Series E, (FNMA, SONYMA), 4.15%, 11/01/47	165	137,551
Series J-1, (SONYMA), 2.80%, 11/01/51	4,500	2,788,294
Series L-2, (SONYMA), 0.75%, 11/01/25	7,095	6,568,125
Series M-2, (SONYMA), 0.75%, 11/01/25	3,185	2,948,482
Series A, AMT, (SONYMA), 4.90%, 02/15/38	645	612,491
Series A, AMT, (SONYMA), 5.10%, 02/15/38	875	849,608
New York State Housing Finance Agency, Refunding RB, Series C, (FNMA, SONYMA), 3.85%, 11/01/39.	4,425	3,784,362
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing
Series 239, (SONYMA), 3.25%, 10/01/51	4,690	4,377,590
Series 250, (SONYMA), 4.80%, 10/01/48	5,000	4,616,035
State of New York Mortgage Agency Homeowner Mortgage Revenue, Refunding RB, S/F Housing
Series 235, AMT, 1.40%, 10/01/27	5,460	4,798,144
Series 235, AMT, 1.50%, 04/01/28	5,475	4,742,899
Yonkers Industrial Development Agency, RB
Series A, AMT, (SONYMA), 4.80%, 10/01/26	260	260,023
Series A, AMT, (SONYMA), 5.00%, 10/01/37	1,640	1,579,978

		60,312,092

State — 9.1%
New York City Transitional Finance Authority Building Aid Revenue, RB
Series S-1, Subordinate, (SAW), 5.00%, 07/15/43	4,865	4,910,585
Series S-1, Subordinate, (SAW), 4.00%, 07/15/45	2,460	2,182,672
Series S-3, Subordinate, (SAW), 5.25%, 07/15/45	5,000	5,144,325

Security	Par (000)	Value

State (continued)
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-1A, (SAW), 4.00%, 07/15/39	$2,000	$1,875,670
New York State Dormitory Authority, RB
Series A, 4.80%, 12/01/34	10,220	9,709,971
Series A, 5.00%, 03/15/40	1,500	1,529,125
Series A, 5.00%, 03/15/43	585	593,639
New York State Dormitory Authority, Refunding RB
Series A, 5.25%, 03/15/39	5,000	5,194,495
Series A, 5.00%, 03/15/41	10,000	10,264,570
Series A, 4.00%, 03/15/43	5,000	4,501,695
Series A-1, 5.00%, 03/15/42	3,105	3,213,753
Series C, 2.15%, 03/15/31	2,000	1,597,030
Series C, 5.00%, 03/15/39	8,000	8,210,536
Series C, 5.00%, 03/15/41	5,000	5,112,065
Series E, 5.00%, 03/15/40	5,165	5,304,445
Series E, 5.00%, 03/15/41	3,615	3,704,251
New York State Urban Development Corp., RB, Series C, 5.00%, 03/15/30	250	250,319
New York State Urban Development Corp., Refunding RB 4.00%, 03/15/43	4,700	4,227,782
4.00%, 03/15/44	2,800	2,510,225
4.00%, 03/15/46	2,625	2,295,961
Series A, 5.00%, 03/15/38	5,000	5,109,690
Series B, 2.77%, 03/15/31	7,500	6,264,277
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 5.25%, 05/15/52	10,465	10,915,403

		104,622,484

Tobacco — 3.2%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 06/01/39	825	739,932
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	4,595	4,051,848
New York Counties Tobacco Trust IV, Refunding RB, Series A, 5.00%, 06/01/42	3,775	3,381,067
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/51	10,305	9,002,376
Series B, 5.00%, 06/01/28	90	91,481
Series B, 5.00%, 06/01/29	105	106,640
Series C, 4.00%, 06/01/51	4,055	2,911,571
Niagara Tobacco Asset Securitization Corp., Refunding RB, 5.25%, 05/15/40	1,250	1,115,226
TSASC, Inc., Refunding RB
Series A, 5.00%, 06/01/30	775	788,355
Series A, 5.00%, 06/01/33	3,000	3,063,477
Series A, 5.00%, 06/01/36	5,835	5,915,856
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	4,380	3,956,336
Sub-Series C, 5.13%, 06/01/51	2,375	2,205,347

		37,329,512

Transportation — 17.6%
Albany County Airport Authority, Refunding RB
Series B, AMT, 4.00%, 12/15/35	120	109,117
Series B, AMT, 4.00%, 12/15/34	235	217,142
Metropolitan Transportation Authority, RB
Series A-1, 5.25%, 11/15/23(c)	1,040	1,041,340
Series A-2, 4.00%, 11/15/43	7,500	6,403,207
Series B, 5.25%, 11/15/33	500	503,015

3

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Metropolitan Transportation Authority, RB (continued)
Series B, 5.25%, 11/15/44	$2,125	$2,126,951
Series D-3, 4.00%, 11/15/47	10,800	8,929,116
Series E, 5.00%, 11/15/38	2,350	2,350,085
Sub-Series A-1, 5.00%, 11/15/40	1,645	1,645,832
Sub-Series D-1, 5.00%, 11/15/39	4,250	4,114,841
Metropolitan Transportation Authority, Refunding RB
Series B, 5.00%, 11/15/35	1,750	1,775,140
Series B, 5.00%, 11/15/37	1,500	1,508,821
Series C, (AGM-CR), 5.00%, 11/15/38	3,385	3,461,112
Series C, (BAM-TCRS), 5.00%, 11/15/42	3,000	3,022,218
Series C, (BAM), 5.00%, 11/15/44	4,845	4,762,456
Series D, 5.25%, 11/15/23(c)	670	670,863
Series D, 5.00%, 11/15/35	2,500	2,551,605
New York City Industrial Development Agency, Refunding RB, Series A, AMT, 5.00%, 07/01/28	1,905	1,874,385
New York Liberty Development Corp., Refunding RB,
Series 1, 2.75%, 02/15/44	6,125	4,298,145
New York State Bridge Authority, RB
Series A, 4.00%, 01/01/39	275	257,462
Series A, 4.00%, 01/01/40	350	324,718
Series A, 4.00%, 01/01/41	165	151,747
Series A, 4.00%, 01/01/46	2,460	2,142,798
New York State Thruway Authority, RB
Series N, 4.00%, 01/01/45	940	831,881
Series A, Junior Lien, 5.25%, 01/01/56	4,700	4,730,823
New York State Thruway Authority, Refunding RB 5.00%, 03/15/42	4,000	4,146,740
Series O, 4.00%, 01/01/37	4,400	4,202,796
Series O, 4.00%, 01/01/40	5,000	4,608,245
Series O, 4.00%, 01/01/45	1,550	1,370,653
Series O, 4.00%, 01/01/47	2,345	2,035,744
Series B, Subordinate, 4.00%, 01/01/41	4,075	3,633,425
Series B, Subordinate, 4.00%, 01/01/45	1,500	1,289,484
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/35	1,510	1,505,648
AMT, 5.00%, 12/01/37	5,310	5,218,307
AMT, 5.00%, 12/01/41	2,565	2,479,373
Series A, AMT, 5.00%, 07/01/34	250	238,697
Series A, AMT, 5.00%, 07/01/41	750	704,014
Series A, AMT, 5.25%, 01/01/50	12,220	11,952,810
New York Transportation Development Corp., RB,
AMT, 4.00%, 10/31/46	1,355	1,095,427
New York Transportation Development Corp., Refunding RB, 5.00%, 12/01/38	4,250	4,314,851
Niagara Falls Bridge Commission, RB, (AGM), 4.16%, 10/01/33	1,650	1,468,845
Niagara Frontier Transportation Authority, Refunding ARB
AMT, 5.00%, 04/01/32	400	408,508
AMT, 5.00%, 04/01/33	375	382,049
AMT, 5.00%, 04/01/34	225	228,929
AMT, 5.00%, 04/01/35	200	203,123
AMT, 5.00%, 04/01/36	210	212,416
AMT, 5.00%, 04/01/37	250	251,915
AMT, 5.00%, 04/01/38	250	251,206
AMT, 5.00%, 04/01/39	175	175,686
Port Authority of New York & New Jersey, ARB
Series 217, 4.00%, 11/01/38	2,055	1,939,318
Series 221, AMT, 4.00%, 07/15/38	2,000	1,818,636

Security	Par (000)	Value

Transportation (continued)
Port Authority of New York & New Jersey, ARB (continued)
Series 218, AMT, 4.00%, 11/01/47	$4,765	$4,032,457
Port Authority of New York & New Jersey, Refunding ARB 5.00%, 09/01/48	955	967,298
Series 179, 5.00%, 12/01/38	150	150,139
Series 230, 5.00%, 12/01/42	1,890	1,960,246
Series 178, AMT, 5.00%, 12/01/43	285	284,966
Series 186, AMT, 5.00%, 10/15/44	1,000	989,871
Series 195, AMT, 5.00%, 10/01/35	1,655	1,657,603
Series 197, AMT, 5.00%, 11/15/41	1,250	1,253,944
Series 202, AMT, 5.00%, 04/15/37	5,000	5,051,800
Series 206, AMT, 5.00%, 11/15/37	1,525	1,540,590
Series 223, AMT, 4.00%, 07/15/41	2,370	2,075,810
Series 231, AMT, 5.00%, 08/01/38	2,500	2,544,757
Series 231, AMT, 5.50%, 08/01/39	2,500	2,635,752
Series 231, AMT, 5.50%, 08/01/40	4,000	4,202,640
Series 238, AMT, 5.00%, 07/15/39	4,000	4,055,244
Port Authority of New York & New Jersey, Refunding RB, Series 241, 5.00%, 07/15/41	2,500	2,600,767
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/47	5,000	5,098,955
Series A, 5.00%, 11/15/49	4,630	4,689,917
Sub-Series B-1, 5.00%, 11/15/48	7,760	7,951,587
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 4.00%, 05/15/42	3,000	2,681,706
Series A, 5.00%, 05/15/47	2,500	2,551,957
Series B, 5.00%, 11/15/38	9,000	9,183,807
Series C, 5.25%, 05/15/52	12,610	13,028,677
Series C-2, 5.00%, 11/15/42	6,380	6,485,436

		203,617,591

Utilities — 15.4%
Long Island Power Authority, RB 5.00%, 09/01/38	4,200	4,320,401
5.00%, 09/01/39	9,875	10,141,151
5.00%, 09/01/42	1,000	1,016,532
5.00%, 09/01/47	2,225	2,247,237
Series C, (AGC), 5.25%, 09/01/29	3,500	3,781,326
Series E, 5.00%, 09/01/48	6,335	6,464,982
Long Island Power Authority, Refunding RB
Series A, 4.00%, 09/01/38	2,900	2,759,684
Series A, 4.00%, 09/01/39	3,000	2,854,294
Series A, 4.00%, 09/01/42	1,500	1,375,599
Series A, 5.00%, 09/01/43	3,170	3,265,873
Series B, 1.50%, 09/01/51(d)	2,500	2,282,668
New York City Municipal Water Finance Authority, RB,
Series AA, 4.00%, 06/15/43	5,000	4,595,040
New York City Municipal Water Finance Authority, Refunding RB
Series BB-1, 4.00%, 06/15/45	16,410	14,809,910
Series DD, 4.13%, 06/15/46	7,500	6,799,140
Series DD, 5.25%, 06/15/46	7,500	7,873,335
Series DD-2, 5.00%, 06/15/40	3,455	3,545,137
Series EE, 4.00%, 06/15/39	2,500	2,386,993
Series FF, 5.00%, 06/15/40	11,500	11,834,937
Series BB-2, VRDN, 4.65%, 10/06/23(d)(e)	15,000	15,000,000
New York Power Authority, RB
(AGM), 4.00%, 11/15/47	14,500	12,558,479
Series A, (AGM), 5.75%, 11/15/33	5,000	5,105,735

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
New York Power Authority, Refunding RB
Series A, 4.00%, 11/15/45	$12,375	$11,286,371
Series A, 4.00%, 11/15/50	12,990	11,376,707
New York State Environmental Facilities Corp., RB, BAB, 5.81%, 06/15/39	1,000	1,004,196
Utility Debt Securitization Authority, RB
Restructured, 5.00%, 12/15/38	2,875	2,949,417
Restructured, 5.00%, 12/15/40	14,695	15,044,285
Utility Debt Securitization Authority, Refunding RB
Restructured, 5.00%, 12/15/36	1,865	1,889,523
Restructured, 5.00%, 12/15/37	500	504,403
Series TE1, Restructured, 5.00%, 12/15/38	9,000	9,492,822

		178,566,177

Total Municipal Bonds in New York		940,198,358

Puerto Rico — 5.5%

State — 4.4%
Commonwealth of Puerto Rico, GO 0.00%, 11/01/51(d)	11,927	4,830,518
Series A-1, 0.00%, 11/01/43(d)	9,350	4,839,170
Series A-1, Restructured, 5.63%, 07/01/29	2,619	2,704,161
Series A-1, Restructured, 5.75%, 07/01/31	1,092	1,140,530
Series A-1, Restructured, 4.00%, 07/01/33	1,036	927,605
Series A-1, Restructured, 4.00%, 07/01/35	931	808,446
Series A-1, Restructured, 4.00%, 07/01/37	799	673,785
Series A-1, Restructured, 4.00%, 07/01/41	1,087	874,839
Series A-1, Restructured, 4.00%, 07/01/46	1,130	869,289
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(b)	1,333	775,198
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(d)	546	190,988
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-2, Convertible, Restructured, 4.33%, 07/01/40	182	162,197
Series A-1, Restructured, 4.75%, 07/01/53	13,005	11,419,677
Series A-2, Restructured, 4.54%, 07/01/53	49	41,084
Series A-2, Restructured, 4.78%, 07/01/58	5,323	4,617,442
Series A-2, Restructured, 4.33%, 07/01/40	7,388	6,592,608
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(b)
Series A-1, Restructured, 0.00%, 07/01/29	490	377,545
Series A-1, Restructured, 0.00%, 07/01/33	1,423	900,577
Series A-1, Restructured, 0.00%, 07/01/46	30,024	7,758,502
Series B-1, Restructured, 0.00%, 07/01/46	2,677	668,326

		51,172,487

Utilities — 1.1%
Puerto Rico Electric Power Authority, RB
Series 3, 5.40%, 01/01/20(d)(f)(g)	278	69,708
Series A, 5.00%, 07/01/29(f)(g)	1,860	467,226
Series A, 7.00%, 07/01/33(f)(g)	1,025	257,477
Series A, 5.00%, 07/01/42(f)(g)	2,185	548,866
Series A, 7.00%, 07/01/43(f)(g)	410	102,991
Series A-3, 10.00%, 07/01/19(f)(g)	999	250,959
Series B-3, 10.00%, 07/01/19(f)(g)	999	250,959
Series C-1, 5.40%, 01/01/18(f)(g)	2,745	689,496
Series C-2, 5.40%, 07/01/18(f)(g)	2,745	689,607
Series C-4, 5.40%, 07/01/20(f)(g)	277	69,708
Series CCC, 5.25%, 07/01/26(f)(g)	770	193,422
Series CCC, 5.25%, 07/01/28(f)(g)	440	110,527

Security	Par (000)	Value

Utilities (continued)
Puerto Rico Electric Power Authority, RB (continued)
Series D-4, 7.50%, 07/01/20	$1,726	$433,585
Series TT, 5.00%, 07/01/25(f)(g)	210	52,751
Series TT, 5.00%, 07/01/26(f)(g)	565	141,926
Series WW, 5.50%, 07/01/17(f)(g)	610	153,230
Series WW, 5.50%, 07/01/18(f)(g)	535	134,390
Series WW, 5.50%, 07/01/19(f)(g)	435	109,271
Series WW, 5.38%, 07/01/24(f)(g)	385	96,711
Series WW, 5.25%, 07/01/33(f)(g)	420	105,503
Series WW, 5.50%, 07/01/38(f)(g)	520	130,622
Series XX, 5.25%, 07/01/27(f)(g)	285	71,591
Series XX, 5.25%, 07/01/35(f)(g)	185	46,471
Series XX, 5.75%, 07/01/36(f)(g)	260	65,311
Series XX, 5.25%, 07/01/40(f)(g)	5,345	1,342,648
Series A, AMT, 6.75%, 07/01/36(f)(g)	3,560	894,261
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/22(f)(g)	990	248,685
Series AAA, 5.25%, 07/01/23	2,670	670,696
Series AAA, 5.25%, 07/01/28(f)(g)	5,655	1,420,519
Series AAA, 5.25%, 07/01/29(f)(g)	235	59,031
Series BBB, 5.40%, 07/01/28	1,240	311,484
Series UU, 0.00%, 07/01/17(d)(f)(g)	185	46,472
Series UU, 0.00%, 07/01/18(d)(f)(g)	165	41,448
Series UU, 1.32%, 07/01/20(d)(f)(g)	1,475	370,516
Series UU, 4.41%, 07/01/31(d)(f)(g)	1,755	440,851
Series ZZ, 5.00%, 07/01/17(f)(g)	430	108,015
Series ZZ, 5.25%, 07/01/19(f)(g)	1,370	344,140
Series ZZ, 5.00%, 07/01/20	2,220	557,657
Series ZZ, 5.25%, 07/01/24(f)(g)	875	219,797
Series ZZ, 5.00%, 07/01/28(f)(g)	435	109,271
Puerto Rico Electric Power Authority, Refunding RB, BAB, Series YY, 6.13%, 07/01/40	1,860	467,226

		12,895,025

Total Municipal Bonds in Puerto Rico		64,067,512

Total Municipal Bonds — 86.8% (Cost: $1,112,488,089)		1,004,818,483

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

New York — 10.9%

County/City/Special District/School District — 5.0%
City of New York, GO, Series A-1, 5.25%, 09/01/43	10,000	10,504,195
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/38	17,485	17,919,421
Series A, 5.00%, 02/15/39	9,005	9,212,472
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series D-1, 5.25%, 11/01/43	2,960	3,107,828
Series D-1, 5.50%, 11/01/45	5,910	6,332,766
Series D-1, 5.25%, 11/01/48	10,000	10,380,065

		57,456,747

State — 2.1%
New York State Dormitory Authority, Refunding RB,
Series E, 5.00%, 03/15/42	9,410	9,619,947

5

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock New York Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
New York State Urban Development Corp., Refunding RB 5.00%, 03/15/41	$10,000	$10,377,725
5.00%, 03/15/44	4,220	4,351,995

		24,349,667

Transportation — 2.7%
Metropolitan Transportation Authority, Refunding RB,
Series C, 5.00%, 11/15/41	11,365	11,535,319
Port Authority of New York & New Jersey, Refunding ARB, AMT, Series 178, 5.00%, 12/01/32	991	991,813
Triborough Bridge & Tunnel Authority, RB, Senior Lien, Series D-2, 5.25%, 05/15/47	8,410	8,789,081
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/45	10,000	10,134,040

		31,450,253

Utilities — 1.1%
New York City Municipal Water Finance Authority, Refunding RB, Series AA-3, 5.00%, 06/15/47	12,500	12,826,250

Total Municipal Bonds in New York		126,082,917

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 10.9% (Cost: $127,187,432)		126,082,917

Total Long-Term Investments — 98.2% (Cost: $1,246,415,521)		1,136,602,761

	Shares

Short-Term Securities

Money Market Funds — 5.4%
BlackRock Liquidity Funds New York Money Fund Portfolio, 4.00%(i)(j)	62,878,386	62,878,386

Total Short-Term Securities — 5.4% (Cost: $62,878,049)		62,878,386

Total Investments — 103.6% (Cost: $1,309,293,570)		1,199,481,147
Other Assets Less Liabilities — 1.7%		20,242,999
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.3)%		(61,677,762)

Net Assets — 100.0%		$1,158,046,384

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock New York Municipal Opportunities Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds New York Money Fund Portfolio	$32,373,529	$30,504,857	(a)	$—	$—	$—	$62,878,386	62,878,386	$511,924	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	895	12/19/23	$96,674	$1,720,431
U.S. Long Bond	806	12/19/23	91,758	3,395,171
5-Year U.S. Treasury Note	622	12/29/23	65,514	520,813

				$5,636,415

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$5,701,361	$—	$5,701,361
Municipal Bonds	—	1,004,818,483	—	1,004,818,483
Municipal Bonds Transferred to Tender Option Bond Trusts	—	126,082,917	—	126,082,917

7

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock New York Municipal Opportunities Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Short-Term Securities
Money Market Funds	$62,878,386	$—	$—	$62,878,386
Unfunded Commitments(a)	—	—	5,517,985	5,517,985

	$62,878,386	$1,136,602,761	$5,517,985	$1,204,999,132

Derivative Financial Instruments(b)
Assets
Interest Rate Contracts	$5,636,415	$—	$—	$5,636,415

(a)	Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $61,300,988 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

BAM-TCRS	Build America Mutual Assurance Co.- Transferable Custodial Receipts

BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt

CAB	Capital Appreciation Bonds

CR	Custodian Receipt

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

VRDN	Variable Rate Demand Note

S C H E D U L E O F I N V E S T M E N T S	8